Schedule of Investments March 31, 2021 (unaudited)

LK Balanced Fund

Description	Shares	Value
COMMON STOCKS - 69.2%
Communication Services - 5.7%
Discovery, Class C *	12,000	$442,680
Lumen Technologies	25,000	333,750
Walt Disney	5,000	922,600
		1,699,030
Consumer Discretionary - 3.7%
Gildan Activewear	19,000	582,540
LKQ *	12,200	516,426
		1,098,966
Consumer Staples - 4.7%
Anheuser-Busch InBev - ADR	9,000	565,650
Crimson Wine Group *	30,000	199,500
Hershey	4,000	632,640
		1,397,790
Energy - 10.1%
Chevron	4,418	462,962
Phillips 66	7,700	627,858
Texas Pacific Land	1,200	1,907,316
		2,998,136
Financials - 10.0%
Arthur J. Gallagher	7,000	873,390
Berkshire Hathaway, Class A *	2	771,404
Berkshire Hathaway, Class B *	2,900	740,863
Cullen/Frost Bankers	5,500	598,180
		2,983,837
Health Care - 11.5%
Gilead Sciences	5,000	323,150
Johnson & Johnson	5,500	903,925
Pfizer	20,000	724,600
Thermo Fisher Scientific	2,000	912,760
Viatris, Inc. *	40,000	558,800
		3,423,235
Industrials - 10.1%
Aerojet Rocketdyne Holdings *	12,000	563,520
Boeing	2,050	522,176
Kansas City Southern	4,000	1,055,680
Lincoln Electric Holdings	7,000	860,580
		3,001,956
Information Technology - 3.6%
Keysight Technologies *	1,700	243,780
Microsoft	3,500	825,195
		1,068,975
Materials - 4.5%
Constellium, Class A *	20,000	294,000
Orion Engineered Carbons	24,000	473,280
Vulcan Materials	3,500	590,625
		1,357,905
Real Estate - 5.3%
Brookfield Asset Management, Class A	25,500	1,134,750
Weyerhaeuser - REIT	12,800	455,680
		1,590,430
Total Common Stocks
(Cost $9,252,548)		20,620,260

CORPORATE BONDS - 18.9%	Par
Communication Services - 1.2%
TWDC Enterprises 18
3.000%, 02/13/2026	$325,000	349,840
Consumer Discretionary - 3.5%
Advance Auto Parts
4.500%, 12/01/2023	250,000	270,858
Bed Bath & Beyond
3.749%, 08/01/2024	500,000	512,812
Newell Rubbermaid
3.900%, 11/01/2025	250,000	263,883
		1,047,553
Consumer Staples - 1.0%
Campbell Soup
2.500%, 08/02/2022	300,000	308,400
Energy - 0.9%
Murphy Oil
4.450%, 12/01/2022	250,000	266,629
Financials - 3.2%
Deutsche Bank
5.000%, 02/14/2022	500,000	517,723
Old Republic International
3.875%, 08/26/2026	500,000	556,336
Opus Bank
5.500%, 07/01/2026	400,000	401,864
		1,475,923
Industrials - 5.1%
Boeing
2.196%, 02/04/2026	500,000	498,581
General Electric
5.000%, 12/29/2049	500,000	472,375
Hexcel
4.700%, 08/15/2025	250,000	271,959
Keysight Technologies
4.550%, 10/30/2024	250,000	279,213
		1,522,128
Information Technology - 2.2%
Corning
7.530%, 03/01/2023	110,000	122,163
Intel
2.700%, 12/15/2022	250,000	260,121
KLA Tencor
4.650%, 11/01/2024	250,000	279,505
		661,789
Total Corporate Bonds
(Cost $5,439,578)		5,632,262

UNITED STATES GOVERNMENT NOTE/BOND - 1.7%
United States Treasury Note/Bond
2.125%, 05/31/2021
Total United States Government Note/Bond
(Cost $501,701)	500,000	501,701

EXCHANGE-TRADED FUNDS - 5.1%	Shares
iShares Core 1-5 Year USD Bond	15,000	769,350
Vanguard Short-Term Bond	9,000	739,710
Total Exchange Traded Funds
(Cost $1,516,900)		1,509,060

INVESTMENT COMPANY - 1.7%
Vanguard Short-Term Investment-Grade Fund, Admiral Shares
Total Investment Company
(Cost $499,590)	45,500	497,315

SHORT-TERM INVESTMENT - 3.4%
First American Government Obligations, Class Z, 0.03% (a)
Total Short-Term Investment
(Cost 1,018,575)	1,018,575	1,018,575

Total Investments - 100.0%
Cost ($18,228,892)		29,779,173
Other Assets and Liabilities, Net - 0.0%		10,588
Total Net Assets - 100.0%		$29,789,761

ADR -	American Depositary Receipt.
REIT -	Real Estate Investment Trust.
*	Non-income producing security
(a)	The rate shown is the annualized seven-day effective yield as of March 31, 2021.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$20,620,260	$-	$-	$20,620,260
Corporate Bonds	-	5,632,262	-	5,632,262
Exchange-Traded Funds	1,509,060	-	-	1,509,060
United States Government Note/Bond	-	501,701	-	501,701
Investment Company	497,315	-	-	497,315
Short-Term Investment	1,018,575	-	-	1,018,575
Total Investments in Securities	$22,626,635	$6,133,963	$-	$28,760,598

Refer to Schedule of Investments for further information on the classification of investments.